Related Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7–RELATED PARTY TRANSACTIONS

The officers and directors of the Company are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, they may face a conflict in selecting between the Company and his other business interests. The Company has not formulated a policy for the resolution of such conflicts.